Adoption of ASU 2018-12 (Summary of Effect on Previously Reported Consolidated Statements of Cash Flows) (Details) - USD ($) $ in Millions	3 Months Ended				12 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flows from Operating Activities
Net income (loss)	$ 398	$ (2,292)	$ (171)	$ 390	$ (1,675)	$ 3,297	$ 591
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Realized (gain) loss					(418)	(859)	526
Market risk benefit (gain) loss					296	(1,554)
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements and deferred front-end loads deferrals					495	496	68
Accrued investment income					(41)	8	(88)
Insurance liabilities and reinsurance-related balances					652	(893)	392
Accrued expenses					(101)	377	(21)
Federal income tax accruals					(376)	708	(134)
Other					406	(351)	$ 72
As Previously Reported [Member]
Cash Flows from Operating Activities
Net income (loss)					(1,273)	1,629
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Realized (gain) loss					(201)	(89)
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements and deferred front-end loads deferrals					42	292
Accrued investment income					(41)	8
Insurance liabilities and reinsurance-related balances					727	(863)
Accrued expenses					(98)	367
Federal income tax accruals					(268)	264
Other					379	(367)
Restatement Impacts [Member]
Cash Flows from Operating Activities
Net income (loss)					(12)	480
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Realized (gain) loss					(13)	(622)
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements and deferred front-end loads deferrals					3	(3)
Insurance liabilities and reinsurance-related balances						1
Accrued expenses						3
Federal income tax accruals					(3)	127
Other					(4)	2
Accounting Standards Update 2018-12 [Member] | As Previously Reported [Member]
Cash Flows from Operating Activities
Net income (loss)					(1,285)	2,109
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Realized (gain) loss					(214)	(711)
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements and deferred front-end loads deferrals					45	289
Insurance liabilities and reinsurance-related balances					727	(862)
Accrued expenses					(98)	370
Federal income tax accruals					(271)	391
Other					375	(365)
Accounting Standards Update 2018-12 [Member] | Restatement Impacts [Member]
Cash Flows from Operating Activities
Net income (loss)					(390)	1,188
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Realized (gain) loss					(204)	(148)
Market risk benefit (gain) loss					296	(1,554)
Change in:
Deferred acquisition costs, value of business acquired, deferred sales inducements and deferred front-end loads deferrals					450	207
Insurance liabilities and reinsurance-related balances					(75)	(31)
Accrued expenses					(3)	7
Federal income tax accruals					(105)	317
Other					$ 31	$ 14